Supplemental Financial Information (Inventory) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Balance Sheet Related Disclosures [Abstract]
Finished goods	$ 339	$ 483
Work-in-process	414	505
Raw materials	121	136
Total inventory	$ 874	$ 1,124